Trade and other receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables
Opening balance	$ 1,536	$ 1,448
Additions	170	136
Write-offs	(66)	(21)
Reversals	(94)	(81)
Translation adjustment	69	54
Closing balance	1,615	1,536
Current	285	245
Non-current	$ 1,330	$ 1,291